SCHEDULE 1-CONDENSED BALANCE SHEETS (Details) - Schedule of condensed balance sheets - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Assets:
Cash and cash equivalents	¥ 411,047		¥ 568,973	$ 59,596
Amounts due from subsidiaries and VIEs	1,444,870	$ 209,486	1,368,526
Other receivables			1,912
Prepaid expenses and other assets			1,993
Investments in subsidiaries and VIEs	1,912,666		2,481,330	277,312
Total assets	3,768,583		4,422,734	546,394
Liabilities:
Accrued expense and other liability	112,384		290,808	16,294
Amounts due to subsidiaries and VIEs			38
Total liabilities	112,384		290,846	16,294
Shareholders’ Equity:
Additional paid-in capital	5,786,068		5,780,609	838,901
Retained earnings (deficit)	(2,220,859)		(1,591,305)	(321,994)
Accumulated other comprehensive income	90,988		(55,107)	13,239
Total shareholders’ equity	3,656,199		4,131,888	530,099
Total liabilities and shareholders’ equity	3,768,583		4,422,734	546,393
Common Class A [Member]
Shareholders’ Equity:
Ordinary shares	1		1
Common Class B [Member]
Shareholders’ Equity:
Ordinary shares	¥ 1		¥ 1